ACCOUNTS RECEIVABLE (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable	$ 0	$ 6,289,399
Product Sales
Accounts receivable	0	5,853,142
Agent Fee
Accounts receivable	$ 0	$ 436,257